Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

Effective July 19, 2022, the Company entered into a Securities Purchase Agreement with an accredited investor pursuant to which it issued to the investor an Original Issue Discount Secured Convertible Promissory Note (the “Note”) in the principal amount of $440,000 and warrants to purchase 550,000 shares of the Company’s common stock for aggregate consideration of $400,000. In addition, pursuant to the Purchase Agreement the Company entered into a Registration Rights Agreement with the investor.

The principal amount of the Note and all interest accrued thereon is payable on July 19, 2023, and are secured by a lien on substantially all of the Company’s assets. The Note provides for interest at the rate of 5% per annum, payable at maturity, and is convertible into common stock at a price of $0.20 per share. In addition to customary anti-dilution adjustments upon the occurrence of certain corporate events, the Note provides, subject to certain limited exceptions, that if the Company issues any common stock or common stock equivalents, as defined in the Note, at a per share price lower than the conversion price then in effect, the conversion price will be reduced to the per share price at which such stock or common stock equivalents were sold.

The Note provides for various events of default similar to those provided for in similar transactions, including the failure to timely pay amounts due thereunder. The Note provides further that the Company will be liable to the Buyer for various amounts, including the cost of a buy-in, if the Company shall default in its obligation to register the shares issuable upon conversion of the Note for sale by the Buyer under the Securities Act or otherwise fails to facilitate Buyer’s sale of the shares issuable upon conversion of the Note as required by the terms of the Note.

The 550,000 Warrants are initially exercisable for a period of three years at a price of $0.50 per share, subject to customary anti-dilution adjustments upon the occurrence of certain corporate events as set forth in the Warrant. The shares issuable upon conversion of the Note and exercise of the Warrants are to be registered under the Securities Act of 1933, as amended, for resale by the investor as provided in the Registration Rights Agreement. The Warrants may be exercised by means of a “cashless exercise” if at any time the shares issuable upon exercise of the Warrant are not covered by an effective registration statement.

The Registration Rights Agreement requires the Company to file with the Securities and Exchange Commission within 60 days following the closing of the issuance of the Note, a registration statement (the “Registration Statement”) with respect to all shares which may be acquired upon conversion of the Note and exercise of the Warrant (the “Registrable Securities”) and to cause the Registration Statement to be declared effective no later than 90 days after the date of the issuance of the Note, provided, that if the Company is notified by the SEC that the Registration Statement will not be reviewed or is no longer subject to further review and comments, the Company shall cause the Registration Statement to be declared effective on the fifth trading day following the date on which the Company is so notified. The Company is to cause the Registration Statement to remain continuously effective until all Registrable Securities covered by such Registration Statement have been sold, or may be sold pursuant to Rule 144 without the volume or other limitations of such rule, or are otherwise not required to be registered in reliance upon the exemption in Section 4(a)(1) or 4(a)(7) under the Securities Act.

For services rendered in connection with the Securities Purchase Agreement the Company paid Carter, Terry & Company a cash fee of $20,000. In addition, the Company reimbursed the Buyer $5,000 for legal expenses incurred in connection with the transaction.

As a result of the issuance of the Note in the principal amount of $440,000 convertible into shares of the Company’s common stock at a price of $0.20 per share, the price at which the Note in the principal amount of $806,000 referred to in Note 7 may be converted into shares of the Company’s common stock has been reduced to $0.20 per share. On July 27, 2022, Mercer Street Global Opportunity Fund, LLC, converted $50,000 of the principal amount of the $806,000 Secured Convertible Promissory Note mentioned in Note 7 into 250,000 shares of the Company’s common stock at a price of $0.20 per share.

Note 13. Subsequent Event

On February 23, 2022 the shareholder of convertible Note 8 listed in Note 6 elected to convert the outstanding principal of $25,000 along with accrued interest into 59,415 shares of common stock at a price of $0.47. Additionally, the shareholder received warrants exercisable for two years to purchase 14,854 common shares at $0.705 per share.

On March 2, 2022, the Company entered into a fixed-fee short-term loan with its merchant bank and received $123,000 in loan proceeds. The loan payable will be repaid in ten months with the merchant bank withholding an agreed-upon percentage of payments they process on behalf of the Company.